Annual Total Returns - Templeton China World Fund [BarChart] - Templeton China World Fund-24 - Templeton China World Fund - Class A	Jan. 01, 2021
Bar Chart Table:
Annual Return 2010	17.90%
Annual Return 2011	(13.53%)
Annual Return 2012	16.68%
Annual Return 2013	(1.95%)
Annual Return 2014	(1.45%)
Annual Return 2015	(11.22%)
Annual Return 2016	4.73%
Annual Return 2017	33.70%
Annual Return 2018	(7.98%)
Annual Return 2019	16.88%